CALIFORNIA UTILITIES' REGULATORY MATTERS - UTILITY INCENTIVE AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	$ 6,000,000	$ 16,000,000	$ 15,000,000
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	3,000,000	4,000,000	15,000,000
Utility Incentive Awards, Natural Gas Procurement	6,000,000	6,000,000	12,000,000
Utility Incentive Awards, Operational Incentives	5,000,000	3,000,000	1,000,000
Utility Incentive Awards	20,000,000	29,000,000	43,000,000
San Diego Gas and Electric Company and Subsidiary [Member]
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	3,000,000	14,000,000	5,000,000
Utility Incentive Awards, Operational Incentives	2,000,000	1,000,000	1,000,000
Utility Incentive Awards	5,000,000	15,000,000	6,000,000
Approved Energy Efficiency Award 2009 Program	13,700,000
Approved Energy Efficiency Award 2006-2008 Program True Up	5,100,000
Approved Energy Efficiency Award 2010-2012 Program	3,300,000
Southern California Gas Company [Member]
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	3,000,000	2,000,000	10,000,000
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	3,000,000	4,000,000	15,000,000
Utility Incentive Awards, Natural Gas Procurement	6,000,000	6,000,000	12,000,000
Utility Incentive Awards, Operational Incentives	3,000,000	2,000,000
Utility Incentive Awards	15,000,000	14,000,000	37,000,000
Unrecorded Gas Cost Incentive Mechanism Award	5,400,000
Approved GCIM award 2010-2011 period	6,200,000
Approved GCIM award 2009-2010 period		6,000,000
Approved GCIM award 2008-2009 period			12,000,000
Approved Energy Efficiency Award 2009 Program	2,000,000
Approved Energy Efficiency Award 2006-2008 Program True Up	9,900,000
Approved Energy Efficiency Award 2010-2012 Program	2,700,000
Hub Services First Tier Net Revenue Shared 90-10	15,000,000
Hub Services Second Tier Net Revenue Shared 75-25	15,000,000
Hub Services Maximum Annual Shareholder Portion Net Revenue	$ 20,000,000